UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21229

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2013

Municipal II (EIV)    •    California II (EIA)    •    Massachusetts (MAB)    •    Michigan (MIW)

New Jersey (EMJ)    •    New York II (NYH)    •    Ohio (EIO)    •    Pennsylvania (EIP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2013

Eaton Vance

Municipal Bond Funds

Table of Contents

Performance and Fund Profile

Municipal Bond Fund II	2
California Municipal Bond Fund II	3
Massachusetts Municipal Bond Fund	4
Michigan Municipal Bond Fund	5
New Jersey Municipal Bond Fund	6
New York Municipal Bond Fund II	7
Ohio Municipal Bond Fund	8
Pennsylvania Municipal Bond Fund	9

Endnotes and Additional Disclosures	10

Financial Statements	11

Officers and Trustees	68

Important Notices	69

Eaton Vance

Municipal Bond Fund II

March 31, 2013

Performance1,2

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	1.39%	10.03%	7.39%	5.85%
Fund at Market Price	—	–2.04	–3.34	8.33	6.21
Barclays Capital Long (22+) Municipal Bond Index	—	1.44%	7.50%	7.32%	5.76%

% Premium/Discount to NAV
					0.30%

Distributions[3]
Total Distributions per share for the period					$0.379
Distribution Rate at NAV					5.75%
Taxable-Equivalent Distribution Rate at NAV					10.16%
Distribution Rate at Market Price					5.73%
Taxable-Equivalent Distribution Rate at Market Price					10.12%

% Total Leverage[4]
Auction Preferred Shares (APS)					20.45%
Residual Interest Bond (RIB)					19.18

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	9.8%	BBB	7.3%
AA	66.6	Not Rated	0.8
A	15.5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund II

March 31, 2013

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	2.41%	11.71%	7.62%	5.64%
Fund at Market Price	—	–0.38	11.86	6.40	6.03
Barclays Capital Long (22+) Municipal Bond Index	—	1.44%	7.50%	7.32%	5.76%

% Premium/Discount to NAV
					–1.05%

Distributions[3]
Total Distributions per share for the period					$0.385
Distribution Rate at NAV					5.78%
Taxable-Equivalent Distribution Rate at NAV					11.78%
Distribution Rate at Market Price					5.84%
Taxable-Equivalent Distribution Rate at Market Price					11.90%

% Total Leverage[4]
APS					29.40%
RIB					11.31

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	15.9%	BBB	5.5%
AA	59.6	BB	1.9
A	17.1

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2013

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–0.74%	8.58%	8.57%	6.49%
Fund at Market Price	—	–6.96	1.74	6.83	5.78
Barclays Capital Long (22+) Municipal Bond Index	—	1.44%	7.50%	7.32%	5.76%

% Premium/Discount to NAV
					–2.79%

Distributions[3]
Total Distributions per share for the period					$0.407
Distribution Rate at NAV					4.93%
Taxable-Equivalent Distribution Rate at NAV					9.19%
Distribution Rate at Market Price					5.07%
Taxable-Equivalent Distribution Rate at Market Price					9.45%

% Total Leverage[4]
APS					30.75%
RIB					7.54

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	17.3%	BBB	4.7%
AA	46.3	Not Rated	5.1
A	26.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2013

Performance1,2

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	1.17%	7.32%	7.60%	6.20%
Fund at Market Price	—	–6.25	2.63	9.25	5.74
Barclays Capital Long (22+) Municipal Bond Index	—	1.44%	7.50%	7.32%	5.76%

% Premium/Discount to NAV
					–1.35%

Distributions[3]
Total Distributions per share for the period					$0.407
Distribution Rate at NAV					5.40%
Taxable-Equivalent Distribution Rate at NAV					9.96%
Distribution Rate at Market Price					5.47%
Taxable-Equivalent Distribution Rate at Market Price					10.09%

% Total Leverage[4]
APS					37.29%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

5

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2013

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	1.23%	8.45%	7.70%	6.29%
Fund at Market Price	—	–2.70	2.98	7.28	6.49
Barclays Capital Long (22+) Municipal Bond Index	—	1.44%	7.50%	7.32%	5.76%

% Premium/Discount to NAV
					–0.93%

Distributions[3]
Total Distributions per share for the period					$0.377
Distribution Rate at NAV					4.84%
Taxable-Equivalent Distribution Rate at NAV					9.39%
Distribution Rate at Market Price					4.89%
Taxable-Equivalent Distribution Rate at Market Price					9.49%

% Total Leverage[4]
APS					34.07%
RIB					0.43

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	7.4%	A	26.9%
AA	55.9	BBB	9.8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance

New York Municipal Bond Fund II

March 31, 2013

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	0.51%	7.70%	7.16%	5.93%
Fund at Market Price	—	0.21	5.41	7.20	6.10
Barclays Capital Long (22+) Municipal Bond Index	—	1.44%	7.50%	7.32%	5.76%

% Premium/Discount to NAV
					0.22%

Distributions[3]
Total Distributions per share for the period					$0.344
Distribution Rate at NAV					5.04%
Taxable-Equivalent Distribution Rate at NAV					9.77%
Distribution Rate at Market Price					5.03%
Taxable-Equivalent Distribution Rate at Market Price					9.75%

% Total Leverage[4]
APS					23.56%
RIB					14.24

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	19.4%	BBB	8.7%
AA	44.9	Not Rated	3.5
A	23.5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

7

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2013

Performance1,2

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	1.68%	10.27%	7.00%	5.17%
Fund at Market Price	—	–5.19	5.20	9.42	5.07
Barclays Capital Long (22+) Municipal Bond Index	—	1.44%	7.50%	7.32%	5.76%

% Premium/Discount to NAV
					2.71%

Distributions[3]
Total Distributions per share for the period					$0.368
Distribution Rate at NAV					5.14%
Taxable-Equivalent Distribution Rate at NAV					9.65%
Distribution Rate at Market Price					5.00%
Taxable-Equivalent Distribution Rate at Market Price					9.39%

% Total Leverage[4]
APS					31.46%
RIB					4.39

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	4.8%	BBB	4.4%
AA	57.9	Not Rated	5.5
A	27.4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

8

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2013

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	0.89%	8.84%	7.70%	6.38%
Fund at Market Price	—	–7.88	8.54	7.61	5.88
Barclays Capital Long (22+) Municipal Bond Index	—	1.44%	7.50%	7.32%	5.76%

% Premium/Discount to NAV
					–0.35%

Distributions[3]
Total Distributions per share for the period					$0.420
Distribution Rate at NAV					5.45%
Taxable-Equivalent Distribution Rate at NAV					9.93%
Distribution Rate at Market Price					5.47%
Taxable-Equivalent Distribution Rate at Market Price					9.97%

% Total Leverage[4]
APS					33.04%
RIB					3.10

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AA	48.0%	BBB	4.4%
A	42.1	Not Rated	5.5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

9

Eaton Vance

Municipal Bond Funds

March 31, 2013

Endnotes and Additional Disclosures

[1]

Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution for California Municipal Bond Fund II.

[4]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund is required to maintain prescribed asset coverage for its APS, which could be reduced if Fund asset values decline. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable. Floating Rate Notes reflect adjustments for executed but unsettled RIB transactions, if applicable.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

10

Eaton Vance

Municipal Bond Fund II

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 164.4%

Security	Principal Amount (000’s omitted)	Value

Education — 12.5%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,435,796
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,998,199
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,237,827
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	1,500	1,581,960
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,671,315
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	1,175	1,270,645
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	580,680
Tennessee School Bond Authority, 5.50%, 5/1/38	1,000	1,158,740
University of Virginia, 5.00%, 6/1/40	1,500	1,716,495
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/40	750	852,833

		$16,504,490

Electric Utilities — 1.8%
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	$1,420	$1,635,982
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	685	766,549

		$2,402,531

Escrowed / Prerefunded — 0.7%
Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), Prerefunded to 7/1/13, 5.25%, 7/1/32	$960	$981,994

		$981,994

General Obligations — 16.1%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$1,680	$1,899,475
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	2,980,425
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	1,280	1,463,821
Hawaii, 5.00%, 12/1/29	2,500	2,951,500
Hawaii, 5.00%, 12/1/30	1,000	1,176,360
Mississippi, 5.00%, 10/1/36(1)	1,725	1,970,537
New York, 5.00%, 2/15/34(1)	2,750	3,132,332
New York, NY, 5.00%, 8/1/31	3,500	4,040,260
Oregon, 5.00%, 8/1/36	1,000	1,166,260

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Virginia Beach, VA, 4.00%, 4/1/27	$220	$244,090
Virginia Beach, VA, 4.00%, 4/1/28	230	253,285

		$21,278,345

Hospital — 4.5%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$870	$899,215
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	545	567,781
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	500	502,080
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,423,420
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,850	545,343
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,396,950
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	500	545,210

		$5,879,999

Industrial Development Revenue — 1.9%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,260	$1,476,770
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	1,010	1,070,772

		$2,547,542

Insured – Education — 6.9%
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,500	$3,118,250
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,555	1,721,805
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,272,723

		$9,112,778

Insured – Electric Utilities — 7.5%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,132,510
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	4,682,832
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,251,172
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,877,682

		$9,944,196

11	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 1.8%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.125%, 11/15/39	$1,695	$1,854,449
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	450	493,245

		$2,347,694

Insured – General Obligations — 14.5%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$985,628
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	17,000	5,885,400
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,350	1,353,726
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,071,255
Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,250	1,460,412
Washington, (AGM), 5.00%, 7/1/25(1)	5,500	6,305,640

		$19,062,061

Insured – Hospital — 20.4%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,940,715
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,667,205
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,375,626
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,000	3,329,820
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,490	1,598,204
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,659,400
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,870,172
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	801,503
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,345,440
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	1,000	1,071,730
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	531,140
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,473,384

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	$1,545	$1,783,084
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,517,166

		$26,964,589

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,483,608

		$1,483,608

Insured – Lease Revenue / Certificates of Participation — 5.7%
Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,302,530
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	875	1,014,886
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,611,790
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,633,035

		$7,562,241

Insured – Other Revenue — 1.6%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$2,540	$848,208
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,232,420

		$2,080,628

Insured – Solid Waste — 1.1%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$884,670
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	505,499

		$1,390,169

Insured – Special Tax Revenue — 2.5%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$2,592,090
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	673,104

		$3,265,194

Insured – Student Loan — 1.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,485	$1,666,422

		$1,666,422

12	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 22.7%
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,585	$1,769,256
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	5,513,508
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,427,109
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	11,115,900
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,187,390
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	609,809
Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20(2)	13,885	1,367,534
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,200,690
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	291,151
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	332,450
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	2,033,010
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,137,332

		$29,985,139

Insured – Water and Sewer — 8.3%
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$670	$770,547
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	420	483,970
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	660	762,029
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,635	1,862,756
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,436,225
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	492,185
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,299,910
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,618,415
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,245	1,264,136

		$10,990,173

Lease Revenue / Certificates of Participation — 6.4%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,654,778
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,785,500

		$8,440,278

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.8%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,567,956
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/31	240	254,688
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	505	533,846

		$2,356,490

Senior Living / Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$270,802

		$270,802

Special Tax Revenue — 8.6%
Homewood, AL, City Board of Education, 5.00%, 4/1/32	$1,880	$2,125,077
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	425	485,295
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	405	459,618
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	435	492,655
Maryland Department of Transportation, 5.00%, 2/15/28	1,500	1,771,980
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	958,965
Michigan Trunk Line Fund, 5.00%, 11/15/30	110	128,116
Michigan Trunk Line Fund, 5.00%, 11/15/31	125	145,274
Michigan Trunk Line Fund, 5.00%, 11/15/33	105	120,989
Michigan Trunk Line Fund, 5.00%, 11/15/36	80	91,593
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	3,800	4,495,780

		$11,275,342

Transportation — 11.7%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,715	$1,911,676
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	545,873
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	971,741
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,115	2,335,362
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,210,330
New York Thruway Authority, 5.00%, 1/1/37	310	344,429
New York Thruway Authority, 5.00%, 1/1/42	445	489,139
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	420	461,887
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	375	409,380

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Port Authority of New York and New Jersey, 4.00%, 7/15/32(1)	$1,400	$1,510,306
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,117,400
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	1,235	1,331,256
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,812,325

		$15,451,104

Water and Sewer — 2.8%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,113,101
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	215	231,918
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	355	384,032
Marco Island, FL, Utility System, 5.00%, 10/1/34	205	226,789
Marco Island, FL, Utility System, 5.00%, 10/1/40	910	998,498
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	720	776,527

		$3,730,865

Total Tax-Exempt Municipal Securities — 164.4% (identified cost $203,979,623)		$216,974,674

Corporate Bonds & Notes — 0.1%
Security	Principal Amount (000’s omitted)	Value

Municipal — 0.1%
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(4)(5)	$47	$0
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(4)(5)	156	77,971

Total Corporate Bonds & Notes — 0.1% (identified cost $0)		$77,971

Total Investments — 164.5% (identified cost $203,979,623)		$217,052,645

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (33.9)%		$(44,701,560)

Other Assets, Less Liabilities — (30.6)%		$(40,408,368)

Net Assets Applicable to Common Shares — 100.0%		$131,942,717

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

At March 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	13.0%
Others, representing less than 10% individually	87.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 58.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 21.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,645,780.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 165.7%

Security	Principal Amount (000’s omitted)	Value

Education — 16.8%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,521,125
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	454,443
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	181,490
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	83,397
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/23	65	76,649
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	418,140
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	1,013,185
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	140,813
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,390,920
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	372,319
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	234,398
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	158,597
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	471,590
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	491,844
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	517,693
University of California, 5.25%, 5/15/39	1,000	1,164,340

		$8,690,943

Electric Utilities — 8.6%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$855,029
Puerto Rico Electric Power Authority, 5.25%, 7/1/29	1,050	1,040,287
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	484,697
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	143,925
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,152,630
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	763,911

		$4,440,479

Security	Principal Amount (000’s omitted)	Value

General Obligations — 14.2%
California, 5.50%, 11/1/35	$1,300	$1,568,619
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	100	108,443
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	110	118,863
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	120	129,023
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	120	131,225
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	145	158,004
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	520	577,372
Menlo Park City School District, 5.00%, 7/1/30	220	262,689
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,088,853
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	829,850
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	526,608
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	350	407,732
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	476,174

		$7,383,455

Hospital — 16.8%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,330	$1,458,385
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,425	1,569,766
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	540,089
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/39	475	532,185
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	876,330
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	800	885,440
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,144,780
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	355	379,186
Washington Township Health Care District, 5.00%, 7/1/32	555	578,155
Washington Township Health Care District, 5.25%, 7/1/29	750	751,132

		$8,715,448

15	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 7.2%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$420	$455,750
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,000	1,078,660
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	2,000	2,202,700

		$3,737,110

Insured – Electric Utilities — 8.4%
Glendale, Electric System Revenue, (NPFG), 5.00%, 2/1/32	$1,475	$1,479,750
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	1,500	1,722,780
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,129,780

		$4,332,310

Insured – Escrowed / Prerefunded — 11.8%
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$1,150	$1,502,130
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	1,025	1,338,855
Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,784,197
Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	395	512,323

		$6,137,505

Insured – General Obligations — 24.9%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$725	$818,532
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	2,058,056
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	655,970
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,693,515
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	2,058,704
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	592,722
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,396,025
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,172,662
Union Elementary School District, (Election of 1999), (FGIC), (NPFG), 0.00%, 9/1/22	3,200	2,449,696

		$12,895,882

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 6.3%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,349,675
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,945,073

		$3,294,748

Insured – Lease Revenue / Certificates of Participation — 7.0%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,250	$1,692,175
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	1,750	1,944,810

		$3,636,985

Insured – Special Tax Revenue — 9.8%
Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$1,400	$1,409,562
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	1,535	1,438,341
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	430	454,248
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	405,530
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,377,953

		$5,085,634

Insured – Transportation — 4.1%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$1,790,448
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	347,318

		$2,137,766

Insured – Water and Sewer — 8.5%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,235	$1,307,667
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	100	112,916
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	1,600	1,806,656
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	445	485,744
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	665	684,352

		$4,397,335

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 6.2%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,694,056
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,508,377

		$3,202,433

Transportation — 12.8%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,190	$1,422,431
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	623,117
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,191,885
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,487,250
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	700,843
San Jose, Airport Revenue, 5.00%, 3/1/20	1,000	1,202,760

		$6,628,286

Water and Sewer — 2.3%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,195,488

		$1,195,488

Total Tax-Exempt Investments — 165.7% (identified cost $77,929,669)		$85,911,807

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.6)%		$(25,700,556)

Other Assets, Less Liabilities — (16.1)%		$(8,368,941)

Net Assets Applicable to Common Shares — 100.0%		$51,842,310

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 53.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 19.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $396,885.

17	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 160.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$762,752
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	837,639

		$1,600,391

Education — 30.7%
Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$750	$754,845
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	838,838
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,279,660
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	1,000	1,181,780
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	966,735
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,025	1,199,076
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,137,450

		$8,358,384

Escrowed / Prerefunded — 1.9%
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$500	$512,165

		$512,165

General Obligations — 12.1%
Boston, 4.00%, 4/1/24	$200	$228,558
Cambridge, 4.00%, 2/15/21	395	465,820
Danvers, 5.25%, 7/1/36	565	657,575
Plymouth, 5.00%, 5/1/26	250	294,282
Plymouth, 5.00%, 5/1/31	225	258,943
Plymouth, 5.00%, 5/1/32	205	235,289
Wayland, 5.00%, 2/1/33	340	394,791
Wayland, 5.00%, 2/1/36	510	586,740
Winchester, 5.00%, 4/15/36	160	184,642

		$3,306,640

Hospital — 15.1%
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$775	$849,276
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	435,560

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/34	$500	$552,115
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	750	819,487
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	371,443
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,075,160

		$4,103,041

Insured – Education — 18.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$956,515
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	842,527
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,378,266
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	750	966,675
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	750	827,573

		$4,971,556

Insured – Electric Utilities — 4.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,143,498

		$1,143,498

Insured – Escrowed / Prerefunded — 7.5%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,050,590

		$2,050,590

Insured – General Obligations — 13.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,518,659
Revere, (AGC), 5.00%, 4/1/39	1,000	1,079,240

		$3,597,899

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$244,121

		$244,121

18	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 5.0%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,353,740

		$1,353,740

Insured – Other Revenue — 2.0%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$540,538

		$540,538

Insured – Special Tax Revenue — 15.1%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,225	$1,229,508
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	519,688
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,307,993
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	750	936,172
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	116,732

		$4,110,093

Insured – Water and Sewer — 4.6%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,260,192

		$1,260,192

Other Revenue — 3.4%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$364,083
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	490	549,075

		$913,158

Senior Living / Life Care — 2.7%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$745	$745,171

		$745,171

Special Tax Revenue — 5.5%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$95	$109,489
Massachusetts Bay Transportation Authority, Special Tax Revenue, 5.00%, 7/1/35	1,210	1,385,837

		$1,495,326

Security	Principal Amount (000’s omitted)	Value

Transportation — 9.0%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,114,680
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	552,845
Massachusetts Port Authority, 5.00%, 7/1/28	250	293,507
Massachusetts Port Authority, 5.00%, 7/1/34	435	499,663

		$2,460,695

Water and Sewer — 3.2%
Boston Water & Sewer Commission, 5.00%, 11/1/27	$750	$882,561

		$882,561

Total Tax-Exempt Investments — 160.2% (identified cost $38,463,761)		$43,649,759

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.8)%		$(13,575,733)

Other Assets, Less Liabilities — (10.4)%		$(2,825,862)

Net Assets Applicable to Common Shares — 100.0%		$27,248,164

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 44.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 18.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $466,675.

19	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 152.5%

Security	Principal Amount (000’s omitted)	Value

Education — 1.1%
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$250	$252,410

		$252,410

Electric Utilities — 3.3%
Michigan Public Power Agency, 5.00%, 1/1/43	$700	$747,782

		$747,782

Escrowed / Prerefunded — 2.0%
Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$400	$438,844

		$438,844

General Obligations — 23.9%
Birmingham Public Schools, 4.00%, 5/1/32	$1,000	$1,068,060
Comstock Park Public Schools, 5.00%, 5/1/28	170	191,335
Comstock Park Public Schools, 5.125%, 5/1/31	205	230,211
Comstock Park Public Schools, 5.25%, 5/1/33	165	185,252
HealthSource Saginaw, Inc., Saginaw County, 4.00%, 5/1/29	500	517,930
Howell Public Schools, 4.50%, 5/1/29	620	691,678
Livingston County, 4.00%, 6/1/28	230	248,032
Livingston County, 4.00%, 6/1/30	245	262,180
Northview Public Schools, 5.00%, 5/1/41	895	988,993
St. Clair County, (Convention Center), 3.75%, 4/1/42	375	357,011
Whitmore Lake Public School District, 4.00%, 5/1/32	600	614,076

		$5,354,758

Hospital — 19.5%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$844,042
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	552,675
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	840,848
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	552,280
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	824,925
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	763,385

		$4,378,155

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 2.2%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$487,991

		$487,991

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$619,278

		$619,278

Insured – Escrowed / Prerefunded — 36.7%
Central Michigan University, (AMBAC), Prerefunded to 10/1/13, 5.05%, 10/1/32	$750	$768,450
Lansing Building Authority, (NPFG), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,500	1,512,750
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,150	1,154,474
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	1,750	1,408,207
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,018,257
Reed City Public Schools, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,300	1,368,042

		$8,230,180

Insured – General Obligations — 17.3%
Greenville Public Schools, (NPFG), 5.00%, 5/1/25	$375	$376,568
Okemos Public School District, (NPFG), 0.00%, 5/1/19	1,330	1,176,664
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,103,070
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,212,310

		$3,868,612

Insured – Hospital — 2.2%
Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$500	$500,530

		$500,530

Insured – Lease Revenue / Certificates of Participation — 8.2%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$477,720
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	3,100	1,352,282

		$1,830,002

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$615	$93,234

		$93,234

20	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Utilities — 6.8%
Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/25	$1,000	$1,011,560
Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/26	510	514,901

		$1,526,461

Insured – Water and Sewer — 13.7%
Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$500	$500,445
Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,425	1,426,867
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,130,110

		$3,057,422

Special Tax Revenue — 5.1%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,144,910

		$1,144,910

Transportation — 2.5%
Wayne County Airport Authority, 5.00%, 12/1/31	$500	$561,300

		$561,300

Water and Sewer — 4.8%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$650	$808,034
Port Huron, Water Supply System, 5.25%, 10/1/31	250	274,903

		$1,082,937

Total Tax-Exempt Investments — 152.5% (identified cost $31,585,768)		$34,174,806

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.5)%		$(13,325,358)

Other Assets, Less Liabilities — 7.0%		$1,558,859

Net Assets Applicable to Common Shares — 100.0%		$22,408,307

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 59.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 8.3% to 20.7% of total investments.

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 149.6%

Security	Principal Amount (000’s omitted)	Value

Education — 11.4%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	$750	$790,980
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29	1,000	1,206,580
New Jersey Educational Facilities Authority, (Ramapo College), 4.00%, 7/1/27	750	795,555
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	403,128
New Jersey Institute of Technology, 5.00%, 7/1/42	735	827,389
Rutgers State University, 5.00%, 5/1/39	250	284,033

		$4,307,665

General Obligations — 4.3%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,626,185

		$1,626,185

Hospital — 10.6%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$175	$180,877
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	685	719,503
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	540,400
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	250	258,535
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	750	911,243
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,345	1,388,739

		$3,999,297

Housing — 2.8%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$980	$1,065,554

		$1,065,554

Insured – Education — 6.5%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$909,963
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,227,634
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	295,529

		$2,433,126

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$335	$327,024
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	615	624,354

		$951,378

Insured – General Obligations — 42.2%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,765,003
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,120,120
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	359,872
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	384,224
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	407,509
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	382	432,928
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,654,245
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	629,720
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,311,033
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,370	2,257,496
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,104,250
Lakewood Township, (AGC), 5.75%, 11/1/31	700	808,451
Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,015	1,094,048
Nutley School District, (NPFG), 4.75%, 7/15/30	110	118,832
Nutley School District, (NPFG), 4.75%, 7/15/31	410	442,230

		$15,889,961

Insured – Hospital — 11.3%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	$2,000	$2,143,460
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	180,588
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	250	265,570
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,652,595

		$4,242,213

Insured – Lease Revenue / Certificates of Participation — 13.7%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,302,530
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,300	1,507,831
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	500	643,735
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,250	1,692,175

		$5,146,271

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 12.3%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$815,710
Garden State Preservation Trust, (AGM), Prerefunded to 11/1/15, 5.80%, 11/1/21	500	569,095
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	1,019,363
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26(2)	2,380	1,436,425
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	641,670
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	167,518

		$4,649,781

Insured – Transportation — 7.7%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,500	$1,894,200
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	815,091
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	206,438

		$2,915,729

Insured-Water and Sewer — 9.1%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$2,928,690
Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	635	497,586

		$3,426,276

Lease Revenue / Certificates of Participation — 1.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$651,096

		$651,096

Student Loan — 2.9%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,078,223

		$1,078,223

Transportation — 8.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$657,661
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	231,525
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	640	656,608
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,350,100
New Jersey Turnpike Authority, 5.00%, 1/1/43(3)	250	273,115

		$3,169,009

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$824,006

		$824,006

Total Tax-Exempt Municipal Securities — 149.6% (identified cost $50,067,390)		$56,375,770

Taxable Municipal Securities — 1.3%

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.3%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$500	$502,495

Total Taxable Municipal Securities — 1.3% (identified cost $494,511)		$502,495

Total Investments — 150.9% (identified cost $50,561,901)		$56,878,265

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.0)%		$(19,600,632)

Other Assets, Less Liabilities — 1.1%		$410,890

Net Assets Applicable to Common Shares — 100.0%		$37,688,523

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 69.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 22.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 156.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$845,902
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	500	504,870

		$1,350,772

Education — 17.6%
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	$60	$69,144
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	35	39,699
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	25	27,999
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	350	358,138
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,468,558
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,455,782
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	465	551,030
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	679,668
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	371,072
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,128,870

		$6,149,960

Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	$570	$562,630

		$562,630

General Obligations — 9.6%
Arlington Central School District, 4.00%, 12/15/29	$380	$413,976
Arlington Central School District, 4.00%, 12/15/30	375	405,889
Long Beach City School District, 4.50%, 5/1/26	770	860,575
New York City, 4.00%, 10/1/30(1)	500	529,830
New York, 5.00%, 2/15/34(1)	1,000	1,139,030

		$3,349,300

Hospital — 8.0%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$149,194
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	197,723

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	$500	$538,205
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	285,062
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	335	359,699
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,135	1,285,263

		$2,815,146

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$390	$457,095

		$457,095

Insured – Education — 25.4%
New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,440	$1,618,906
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,475,585
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	382,533
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	603,887
New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	500	511,520
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	850	939,020
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,350,001

		$8,881,452

Insured – Electric Utilities — 3.4%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$500	$588,525
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	500	608,550

		$1,197,075

Insured – Escrowed / Prerefunded — 2.5%
New York Dormitory Authority, (Brooklyn Law School), (XLCA), Prerefunded to 7/1/13, 5.125%, 7/1/30	$855	$865,790

		$865,790

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 14.6%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$625,741
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	658,650
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	250	274,885
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	277,668
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	203,043
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	208,130
New York, (AGM), 5.00%, 4/1/22	1,000	1,124,310
Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	410	428,454
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	212,822
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	216,492
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	236,903
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	246,574
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	385,787

		$5,099,459

Insured – Hospital — 3.2%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$589,925
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	543,275

		$1,133,200

Insured – Housing — 2.9%
New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,000	$1,024,880

		$1,024,880

Insured – Other Revenue — 9.8%
New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$700	$730,548
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,575	1,603,523
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	950	1,099,787

		$3,433,858

Insured – Special Tax Revenue — 6.8%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$642,447
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	422,178

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,185	$179,646
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	385	409,813
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	690	733,146

		$2,387,230

Insured – Transportation — 3.2%
Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,117,600

		$1,117,600

Insured – Water and Sewer — 4.1%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$905	$1,062,823
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	350	364,703

		$1,427,526

Other Revenue — 9.5%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$496,518
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/40	2,500	2,816,075

		$3,312,593

Special Tax Revenue — 14.7%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	$500	$591,550
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,206,582
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	735,820
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	611,493

		$5,145,445

Transportation — 14.8%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,219,800
Nassau County Bridge Authority, 5.00%, 10/1/35	350	384,766
Nassau County Bridge Authority, 5.00%, 10/1/40	65	71,547
New York Bridge Authority, 5.00%, 1/1/26	205	245,705
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,305,495

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	$340	$382,476
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	567,340

		$5,177,129

Total Tax – Exempt Investments — 156.9% (identified cost $50,640,115)		$54,888,140

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (37.9)%		$(13,250,356)

Other Assets, Less Liabilities — (19.0)%		$(6,655,297)

Net Assets Applicable to Common Shares — 100.0%		$34,982,487

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 48.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 19.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $216,550.

26	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 149.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 12.6%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$990	$990,703
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	811,489
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	1,250	1,457,275
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	975	1,095,481

		$4,354,948

Education — 8.5%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$325,517
Ohio Higher Educational Facility Commission, (University of Dayton), 4.00%, 12/1/33	445	454,848
Ohio State University, 5.00%, 12/1/30	1,270	1,609,382
Wright State University, 5.00%, 5/1/31	500	554,485

		$2,944,232

Electric Utilities — 1.6%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$563,210

		$563,210

Escrowed / Prerefunded — 0.2%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	$55	$73,292

		$73,292

General Obligations — 12.5%
Beavercreek City School District, 5.00%, 12/1/30	$900	$1,024,938
Cuyahoga County, 4.00%, 12/1/37	500	519,925
Franklin County, 5.00%, 12/1/27	500	577,050
Marysville Exempted Village School District, 4.00%, 12/1/26	1,000	1,079,650
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	559,440
South-Western City School District, 4.50%, 12/1/31	500	562,520

		$4,323,523

Hospital — 8.6%
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$500	$533,050
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	550,825
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	828,356

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	$500	$559,370
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	516,612

		$2,988,213

Insured – Education — 18.2%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,153,430
Kent State University, (AGC), 5.00%, 5/1/29	360	403,528
Miami University, (AMBAC), (AGM), 3.25%, 9/1/26	2,000	2,027,840
Ohio University, (AGM), 5.00%, 12/1/33	500	543,905
University of Akron, Series B, (AGM), 5.00%, 1/1/38	1,000	1,086,270
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,108,710

		$6,323,683

Insured – Electric Utilities — 20.0%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$700	$791,105
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,515,388
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	297,610
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	1,635	1,068,963
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	2,943,000
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	309,639

		$6,925,705

Insured – Escrowed / Prerefunded — 8.0%
Cincinnati Technical and Community College, (AMBAC), Prerefunded to 10/1/13, 5.00%, 10/1/28	$500	$512,175
Cleveland Municipal School District, (AGM), Prerefunded to 6/1/14, 5.00%, 12/1/27	1,000	1,056,030
Ohio University, (AGM), Prerefunded to 12/1/13, 5.25%, 12/1/23	1,170	1,209,733

		$2,777,938

Insured – General Obligations — 27.6%
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	$500	$657,085
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,000	1,127,130
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,568,714
Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27(1)	2,400	1,527,000
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	818,445
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	565,895
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	1,116,750
Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,000	2,177,640

		$9,558,659

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 7.4%
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$425	$430,738
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,523,475
Lorain County, (Catholic Healthcare Partners), (AGM), 18.183%, 2/1/29(2)(3)(4)	440	596,446

		$2,550,659

Insured – Special Tax Revenue — 9.5%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$841,956
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,363,485
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	560	84,896

		$3,290,337

Insured – Transportation — 3.0%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$537,922
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)(6)	500	493,070

		$1,030,992

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$394,439

		$394,439

Senior Living / Life Care — 1.2%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$398,636

		$398,636

Special Tax Revenue — 1.2%
Greater Cleveland Regional Transit Authority, (Reference & Capital Improvement), 5.00%, 12/1/31	$380	$431,593

		$431,593

Transportation — 3.2%
Ohio Turnpike Commission, 5.00%, 2/15/31	$1,000	$1,125,790

		$1,125,790

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 5.4%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$843,960
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(7)	1,000	1,043,684

		$1,887,644

Total Tax-Exempt Investments — 149.8% (identified cost $46,265,536)		$51,943,493

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.0)%		$(17,000,822)

Other Assets, Less Liabilities — (0.8)%		$(279,114)

Net Assets Applicable to Common Shares — 100.0%		$34,663,557

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 62.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 20.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $596,446 or 1.7% of the Fund’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at March 31, 2013.

(4)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(6)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $243,070.

(7)	When-issued security.

28	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 154.5%

Security	Principal Amount (000’s omitted)	Value

Education — 29.4%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 3/1/28	$500	$601,220
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	1,050	1,220,635
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/44	250	282,500
Chester County Industrial Development Authority, (Westtown School), 5.00%, 1/1/32	1,080	1,200,809
General Authority of South Central Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,720,575
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	479,824
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	1,014,115
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	3,105,030
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	619,970
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	858,315
University of Pittsburgh, 5.25%, 9/15/29	500	592,340
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	641,706

		$12,337,039

Electric Utilities — 1.2%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$500	$481,900

		$481,900

Escrowed / Prerefunded — 3.5%
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), Prerefunded to 7/1/13, 5.25%, 7/1/32	$1,455	$1,488,334

		$1,488,334

General Obligations — 5.5%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,192,170
York County, 5.00%, 6/1/38(1)	1,000	1,136,150

		$2,328,320

Hospital — 15.6%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$826,635
Dauphin County General Authority, (Pinnacle Health System Project), 5.00%, 6/1/42	600	640,206

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	$1,000	$1,092,730
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	515,010
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,301,425
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	274,168
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	741,730
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	750	862,815
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	274,645

		$6,529,364

Insured – Education — 14.6%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$544,495
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37(2)	1,665	1,780,834
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,305	1,334,571
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	500	543,860
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	546,595
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	407,363
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	960,041

		$6,117,759

Insured – Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$750	$732,143

		$732,143

Insured – Escrowed / Prerefunded — 1.3%
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	$500	$548,050

		$548,050

Insured – General Obligations — 28.4%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,424,437
Centennial School District, (AGM), 5.25%, 12/15/37	660	762,868

29	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Central Greene School District, (AGM), 5.00%, 2/15/35	$1,350	$1,470,609
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	472,830
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	542,045
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	1,882,090
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,477,360
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,634,310
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,087,300
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,152,778

		$11,906,627

Insured – Hospital — 4.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$329,477
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,734,275

		$2,063,752

Insured – Industrial Development Revenue — 2.6%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(3)	$1,000	$1,107,170

		$1,107,170

Insured – Lease Revenue / Certificates of Participation — 4.5%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$552,850
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,327,679

		$1,880,529

Insured – Special Tax Revenue — 3.1%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,111,720
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	196,322

		$1,308,042

Insured – Transportation — 5.7%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$338,368
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)(4)	2,100	2,070,894

		$2,409,262

Insured – Utilities — 2.2%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$921,738

		$921,738

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 13.6%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$333,120
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,662,675
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	558,090
Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	1,920	1,004,352
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	794,308
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,197,016
Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	150	160,056

		$5,709,617

Senior Living / Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$209,298

		$209,298

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$128,728

		$128,728

Transportation — 12.5%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,759,530
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	465	518,326
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	804,825
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,127,120
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	500	482,550
Philadelphia Airport, 5.25%, 6/15/27	500	568,160

		$5,260,511

Water and Sewer — 3.4%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$558,280
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	847,903

		$1,406,183

Total Tax-Exempt Investments — 154.5% (identified cost $59,913,887)		$64,874,366

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.7)%		$(21,726,173)

Other Assets, Less Liabilities — (2.8)%		$(1,165,383)

Net Assets Applicable to Common Shares — 100.0%		$41,982,810

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 53.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 22.4% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,020,894.

31	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Assets and Liabilities (Unaudited)

	March 31, 2013
Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Investments —
Identified cost	$203,979,623	$77,929,669	$38,463,761	$31,585,768
Unrealized appreciation	13,073,022	7,982,138	5,185,998	2,589,038
Investments, at value	$217,052,645	$85,911,807	$43,649,759	$34,174,806
Cash	$—	$528,675	$9,476	$110,694
Restricted cash*	217,000	130,000	50,000	19,000
Interest receivable	2,692,269	873,683	487,758	463,204
Receivable for investments sold	758,598	48,168	—	1,000,000
Receivable for variation margin on open financial futures contracts	6,750	6,141	1,313	563
Deferred debt issuance costs	44,522	19,032	2,693	—
Total assets	$220,771,784	$87,517,506	$44,200,999	$35,768,267

Liabilities
Payable for floating rate notes issued	$41,925,000	$9,885,000	$3,330,000	$—
Payable for investments purchased	1,388,274	—	—	—
Due to custodian	572,277	—	—	—
Payable to affiliates:
Investment adviser fee	102,923	40,181	20,075	16,745
Interest expense and fees payable	84,314	19,524	7,162	—
Accrued expenses	54,719	29,935	19,865	17,857
Total liabilities	$44,127,507	$9,974,640	$3,377,102	$34,602
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$44,701,560	$25,700,556	$13,575,733	$13,325,358
Net assets applicable to common shares	$131,942,717	$51,842,310	$27,248,164	$22,408,307

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$100,122	$38,852	$17,685	$15,141
Additional paid-in capital	141,829,383	55,017,475	25,058,308	21,445,560
Accumulated net realized loss	(22,829,609)	(11,164,220)	(3,050,592)	(1,681,066)
Accumulated undistributed (distributions in excess of) net investment income	(179,057)	54,118	46,710	43,896
Net unrealized appreciation	13,021,878	7,896,085	5,176,053	2,584,776
Net assets applicable to common shares	$131,942,717	$51,842,310	$27,248,164	$22,408,307

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,788 (1)	1,028	543	533

Common Shares Outstanding	10,012,198	3,885,230	1,768,514	1,514,065

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.18	$13.34	$15.41	$14.80

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

(1)	Comprised of 894 Series A shares and 894 Series B shares.

32	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2013
Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investments —
Identified cost	$50,561,901	$50,640,115	$46,265,536	$59,913,887
Unrealized appreciation	6,316,364	4,248,025	5,677,957	4,960,479
Investments, at value	$56,878,265	$54,888,140	$51,943,493	$64,874,366
Cash	$169,422	$647,198	$361,755	$1,153,048
Restricted cash*	240,000	80,000	68,000	185,000
Interest receivable	549,288	687,740	560,023	724,028
Receivable for investments sold	15,000	—	70,000	—
Receivable for variation margin on open financial futures contracts	7,031	2,063	1,875	5,625
Deferred debt issuance costs	354	3,627	—	—
Total assets	$57,859,360	$56,308,768	$53,005,146	$66,942,067

Liabilities
Payable for floating rate notes issued	$245,000	$8,010,000	$250,000	$2,040,000
Payable for when-issued securities	271,758	—	1,042,980	1,131,380
Payable to affiliates:
Investment adviser fee	28,300	26,965	24,368	30,920
Interest expense and fees payable	516	14,943	603	5,889
Accrued expenses	24,631	24,017	22,816	24,895
Total liabilities	$570,205	$8,075,925	$1,340,767	$3,233,084
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$19,600,632	$13,250,356	$17,000,822	$21,726,173
Net assets applicable to common shares	$37,688,523	$34,982,487	$34,663,557	$41,982,810

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$26,089	$25,667	$25,361	$29,598
Additional paid-in capital	36,954,964	36,352,224	35,894,620	41,928,282
Accumulated net realized loss	(5,557,595)	(5,699,480)	(6,996,091)	(4,945,687)
Accumulated undistributed net investment income	95,895	71,678	75,917	127,893
Net unrealized appreciation	6,169,170	4,232,398	5,663,750	4,842,724
Net assets applicable to common shares	$37,688,523	$34,982,487	$34,663,557	$41,982,810

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	784	530	680	869

Common Shares Outstanding	2,608,910	2,566,737	2,536,051	2,959,759

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.45	$13.63	$13.67	$14.18

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2013
Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Interest	$4,710,295	$1,848,450	$914,020	$784,722
Total investment income	$4,710,295	$1,848,450	$914,020	$784,722

Expenses
Investment adviser fee	$609,872	$236,956	$119,680	$99,217
Trustees’ fees and expenses	4,550	1,920	1,093	951
Custodian fee	54,297	26,208	17,800	16,478
Transfer and dividend disbursing agent fees	9,175	9,129	9,139	9,184
Legal and accounting services	52,375	22,478	19,249	16,929
Printing and postage	14,391	5,372	4,283	4,353
Interest expense and fees	154,826	34,790	11,431	—
Preferred shares service fee	33,472	19,245	10,165	10,072
Miscellaneous	31,409	22,409	16,583	15,376
Total expenses	$964,367	$378,507	$209,423	$172,560
Deduct —
Reduction of custodian fee	$400	$151	$226	$281
Total expense reductions	$400	$151	$226	$281

Net expenses	$963,967	$378,356	$209,197	$172,279

Net investment income	$3,746,328	$1,470,094	$704,823	$612,443

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(516,866)	$(238,567)	$(116,777)	$298,647
Extinguishment of debt	(3,141)	—	—	—
Financial futures contracts	124,207	131,634	44,304	(2,258)
Net realized gain (loss)	$(395,800)	$(106,933)	$(72,473)	$296,389
Change in unrealized appreciation (depreciation) —
Investments	$(1,359,688)	$(1,006)	$(783,739)	$(631,185)
Financial futures contracts	(43,858)	(77,292)	(15,060)	337
Net change in unrealized appreciation (depreciation)	$(1,403,546)	$(78,298)	$(798,799)	$(630,848)

Net realized and unrealized loss	$(1,799,346)	$(185,231)	$(871,272)	$(334,459)

Distributions to preferred shareholders
From net investment income	$(50,587)	$(28,478)	$(15,062)	$(14,650)

Net increase (decrease) in net assets from operations	$1,896,395	$1,256,385	$(181,511)	$263,334

34	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Operations (Unaudited) — continued

	Six Months Ended March 31, 2013
Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Interest	$1,280,700	$1,198,455	$1,159,130	$1,477,961
Total investment income	$1,280,700	$1,198,455	$1,159,130	$1,477,961

Expenses
Investment adviser fee	$167,361	$159,608	$144,585	$183,270
Trustees’ fees and expenses	1,430	1,379	1,270	1,541
Custodian fee	22,165	20,490	20,317	22,196
Transfer and dividend disbursing agent fees	9,119	9,139	9,139	10,128
Legal and accounting services	19,951	23,489	19,135	21,481
Printing and postage	5,437	4,674	6,074	6,465
Interest expense and fees	14,865	32,462	1,232	8,387
Preferred shares service fee	14,676	9,921	12,729	16,267
Miscellaneous	17,747	17,990	17,228	18,589
Total expenses	$272,751	$279,152	$231,709	$288,324
Deduct —
Reduction of custodian fee	$127	$178	$120	$168
Total expense reductions	$127	$178	$120	$168

Net expenses	$272,624	$278,974	$231,589	$288,156

Net investment income	$1,008,076	$919,481	$927,541	$1,189,805

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,183	$(661)	$(58,331)	$(406,519)
Extinguishment of debt	(6,266)	—	—	—
Financial futures contracts	331,092	69,620	52,947	264,873
Net realized gain (loss)	$327,009	$68,959	$(5,384)	$(141,646)
Change in unrealized appreciation (depreciation) —
Investments	$(656,767)	$(762,746)	$(285,968)	$(467,097)
Financial futures contracts	(174,596)	(23,665)	(20,053)	(139,676)
Net change in unrealized appreciation (depreciation)	$(831,363)	$(786,411)	$(306,021)	$(606,773)

Net realized and unrealized loss	$(504,354)	$(717,452)	$(311,405)	$(748,419)

Distributions to preferred shareholders
From net investment income	$(21,460)	$(14,767)	$(19,382)	$(24,433)

Net increase in net assets from operations	$482,262	$187,262	$596,754	$416,953

35	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Changes in Net Assets

	Six Months Ended March 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$3,746,328	$1,470,094	$704,823	$612,443
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	(395,800)	(106,933)	(72,473)	296,389
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,403,546)	(78,298)	(798,799)	(630,848)
Distributions to preferred shareholders —
From net investment income	(50,587)	(28,478)	(15,062)	(14,650)
Net increase (decrease) in net assets from operations	$1,896,395	$1,256,385	$(181,511)	$263,334
Distributions to common shareholders —
From net investment income	$(3,791,265)	$(1,497,442)	$(719,072)	$(616,197)
Total distributions to common shareholders	$(3,791,265)	$(1,497,442)	$(719,072)	$(616,197)
Capital share transactions —
Reinvestment of distributions to common shareholders	$65,323	$20,779	$11,047	$2,212
Net increase in net assets from capital share transactions	$65,323	$20,779	$11,047	$2,212

Net decrease in net assets	$(1,829,547)	$(220,278)	$(889,536)	$(350,651)

Net Assets Applicable to Common Shares
At beginning of period	$133,772,264	$52,062,588	$28,137,700	$22,758,958
At end of period	$131,942,717	$51,842,310	$27,248,164	$22,408,307

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of period	$(179,057)	$54,118	$46,710	$43,896

36	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Changes in Net Assets — continued

	Six Months Ended March 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,008,076	$919,481	$927,541	$1,189,805
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	327,009	68,959	(5,384)	(141,646)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(831,363)	(786,411)	(306,021)	(606,773)
Distributions to preferred shareholders —
From net investment income	(21,460)	(14,767)	(19,382)	(24,433)
Net increase in net assets from operations	$482,262	$187,262	$596,754	$416,953
Distributions to common shareholders —
From net investment income	$(982,178)	$(881,568)	$(934,318)	$(1,242,387)
Total distributions to common shareholders	$(982,178)	$(881,568)	$(934,318)	$(1,242,387)
Capital share transactions —
Reinvestment of distributions to common shareholders	$48,477	$7,734	$16,251	$17,233
Net increase in net assets from capital share transactions	$48,477	$7,734	$16,251	$17,233

Net decrease in net assets	$(451,439)	$(686,572)	$(321,313)	$(808,201)

Net Assets Applicable to Common Shares
At beginning of period	$38,139,962	$35,669,059	$34,984,870	$42,791,011
At end of period	$37,688,523	$34,982,487	$34,663,557	$41,982,810

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$95,895	$71,678	$75,917	$127,893

37	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2012
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$7,777,620	$3,018,762	$1,450,031	$1,304,791
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(292,597)	(926,700)	(321,765)	(183,596)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	14,600,537	7,550,416	3,360,601	1,765,094
Distributions to preferred shareholders —
From net investment income	(108,522)	(62,425)	(32,805)	(32,152)
Net increase in net assets from operations	$21,977,038	$9,580,053	$4,456,062	$2,854,137
Distributions to common shareholders —
From net investment income	$(8,740,049)	$(3,080,987)	$(1,483,981)	$(1,345,340)
Total distributions to common shareholders	$(8,740,049)	$(3,080,987)	$(1,483,981)	$(1,345,340)
Capital share transactions —
Reinvestment of distributions to common shareholders	$227,531	$28,782	$31,194	$17,365
Net increase in net assets from capital share transactions	$227,531	$28,782	$31,194	$17,365

Net increase in net assets	$13,464,520	$6,527,848	$3,003,275	$1,526,162

Net Assets Applicable to Common Shares
At beginning of year	$120,307,744	$45,534,740	$25,134,425	$21,232,796
At end of year	$133,772,264	$52,062,588	$28,137,700	$22,758,958

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of year	$(83,533)	$109,944	$76,021	$62,300

38	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2012
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$2,131,601	$1,987,744	$1,929,229	$2,450,492
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(1,190,400)	308,506	(529,906)	(926,534)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	5,016,215	2,670,692	4,605,768	4,893,045
Distributions to preferred shareholders —
From net investment income	(48,133)	(32,137)	(41,252)	(52,771)
Net increase in net assets from operations	$5,909,283	$4,934,805	$5,963,839	$6,364,232
Distributions to common shareholders —
From net investment income	$(2,110,164)	$(2,011,158)	$(1,955,405)	$(2,581,543)
Total distributions to common shareholders	$(2,110,164)	$(2,011,158)	$(1,955,405)	$(2,581,543)
Capital share transactions —
Reinvestment of distributions to common shareholders	$154,738	$28,780	$54,834	$36,125
Net increase in net assets from capital share transactions	$154,738	$28,780	$54,834	$36,125

Net increase in net assets	$3,953,857	$2,952,427	$4,063,268	$3,818,814

Net Assets Applicable to Common Shares
At beginning of year	$34,186,105	$32,716,632	$30,921,602	$38,972,197
At end of year	$38,139,962	$35,669,059	$34,984,870	$42,791,011

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$91,457	$48,532	$102,076	$204,908

39	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Cash Flows* (Unaudited)

	Six Months Ended March 31, 2013
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	New York Fund II
Net increase in net assets from operations	$1,896,395	$1,256,385	$187,262
Distributions to preferred shareholders	50,587	28,478	14,767
Net increase in net assets from operations excluding distributions to preferred shareholders	$1,946,982	$1,284,863	$202,029
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(4,049,382)	(1,220,479)	(1,894,509)
Investments sold	4,662,175	2,033,276	3,450,043
Net amortization/accretion of premium (discount)	(320,039)	(196,705)	(31,097)
Amortization of deferred debt issuance costs	4,291	1,249	557
Decrease in interest receivable	12,971	7,417	41,224
Decrease (increase) in receivable for variation margin on open financial futures contracts	500	(2,251)	687
Decrease in receivable from the transfer agent	15,509	3,457	2,585
Increase in payable to affiliate for investment adviser fee	2,652	1,784	1,660
Decrease in interest expense and fees payable	(3,002)	(1,050)	(4,016)
Decrease in accrued expenses	(47,029)	(35,208)	(36,042)
Net change in unrealized (appreciation) depreciation from investments	1,359,688	1,006	762,746
Net realized loss from investments	516,866	238,567	661
Net realized loss on extinguishment of debt	3,141	—	—
Net cash provided by operating activities	$4,105,323	$2,115,926	$2,496,528

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(3,725,942)	$(1,476,663)	$(873,834)
Cash distributions paid to preferred shareholders	(51,202)	(28,692)	(14,908)
Proceeds from secured borrowings	—	—	800,000
Repayment of secured borrowings	(980,000)	—	(1,665,000)
Increase (decrease) in due to custodian	572,277	(81,896)	(95,588)
Net cash used in financing activities	$(4,184,867)	$(1,587,251)	$(1,849,330)

Net increase (decrease) in cash	$(79,544)	$528,675	$647,198

Cash at beginning of period	$79,544	$—	$—

Cash at end of period	$—	$528,675	$647,198

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$65,323	$20,779	$7,734
Cash paid for interest and fees	153,537	34,591	35,921

*	Statement of Cash Flows is not required for Massachusetts Fund, Michigan Fund, New Jersey Fund, Ohio Fund and Pennsylvania Fund.

40	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$13.370		$12.040	$12.720	$12.880	$11.030	$15.470

Income (Loss) From Operations
Net investment income(1)	$0.374		$0.778	$0.929	$0.961	$0.943	$1.037
Net realized and unrealized gain (loss)	(0.180)		1.437	(0.638)	(0.164)	1.813	(4.159)
Distributions to preferred shareholders(1)
From net investment income	(0.005)		(0.011)	(0.015)	(0.018)	(0.058)	(0.168)
From net realized gain	—		—	—	—	—	(0.117)

Total income (loss) from operations	$0.189		$2.204	$0.276	$0.779	$2.698	$(3.407)

Less Distributions to Common Shareholders
From net investment income	$(0.379)		$(0.874)	$(0.956)	$(0.939)	$(0.848)	$(0.747)
From net realized gain	—		—	—	—	—	(0.286)

Total distributions to common shareholders	$(0.379)		$(0.874)	$(0.956)	$(0.939)	$(0.848)	$(1.033)

Net asset value — End of period (Common shares)	$13.180		$13.370	$12.040	$12.720	$12.880	$11.030

Market value — End of period (Common shares)	$13.220		$13.880	$13.280	$14.010	$13.370	$11.650

Total Investment Return on Net Asset Value(2)	1.39	%(3)	18.56%	2.45%	6.26%	26.08%	(23.08)%

Total Investment Return on Market Value(2)	(2.04	)%(3)	11.59%	2.60%	12.78%	23.88%	(13.61)%

41	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$131,943		$133,772	$120,308	$126,814	$128,150	$109,648
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.20	%(5)	1.37%	1.50%	1.22%	1.28%	1.09%
Interest and fee expense(6)	0.23	%(5)	0.28%	0.35%	0.38%	0.87%	0.93%
Total expenses before custodian fee reduction	1.43	%(5)	1.65%	1.85%	1.60%	2.15%	2.02%
Expenses after custodian fee reduction excluding interest and fees	1.20	%(5)	1.37%	1.49%	1.22%	1.27%	1.05%
Net investment income	5.57	%(5)	6.14%	8.23%	7.86%	9.05%	7.40%
Portfolio Turnover	2	%(3)	16%	12%	13%	22%	54%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.91	%(5)	1.02%	1.07%	0.89%	0.89%	0.69%
Interest and fee expense(6)	0.17	%(5)	0.20%	0.25%	0.28%	0.61%	0.60%
Total expenses before custodian fee reduction	1.08	%(5)	1.22%	1.32%	1.17%	1.50%	1.29%
Expenses after custodian fee reduction excluding interest and fees	0.91	%(5)	1.02%	1.07%	0.89%	0.89%	0.67%
Net investment income	4.19	%(5)	4.54%	5.89%	5.75%	6.32%	4.73%
Senior Securities:
Total preferred shares outstanding	1,788		1,788	1,788	1,788	1,788	1,788
Asset coverage per preferred share(7)	$98,794		$99,818	$92,287	$95,926	$96,674	$86,356
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$13.410		$11.730	$12.520	$12.940	$11.310	$15.020

Income (Loss) From Operations
Net investment income(1)	$0.378		$0.777	$0.855	$0.898	$0.877	$0.983
Net realized and unrealized gain (loss)	(0.056)		1.712	(0.761)	(0.433)	1.601	(3.583)
Distributions to preferred shareholders(1)
From net investment income	(0.007)		(0.016)	(0.023)	(0.027)	(0.084)	(0.233)
From net realized gain	—		—	—	—	—	(0.053)

Total income (loss) from operations	$0.315		$2.473	$0.071	$0.438	$2.394	$(2.886)

Less Distributions to Common Shareholders
From net investment income	$(0.385)		$(0.793)	$(0.861)	$(0.858)	$(0.764)	$(0.693)
From net realized gain	—		—	—	—	—	(0.131)

Total distributions to common shareholders	$(0.385)		$(0.793)	$(0.861)	$(0.858)	$(0.764)	$(0.824)

Net asset value — End of period (Common shares)	$13.340		$13.410	$11.730	$12.520	$12.940	$11.310

Market value — End of period (Common shares)	$13.200		$13.630	$12.260	$13.250	$12.500	$10.250

Total Investment Return on Net Asset Value(2)	2.41	%(3)	21.62%	1.31%	3.93%	23.06%	(19.81)%

Total Investment Return on Market Value(2)	(0.38	)%(3)	18.36%	0.06%	13.86%	31.17%	(23.40)%

43	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$51,842		$52,063	$45,535	$48,529	$50,080	$43,718
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.31	%(5)	1.36%	1.47%	1.39%	1.51%	1.23%
Interest and fee expense(6)	0.13	%(5)	0.14%	0.15%	0.16%	0.37%	0.42%
Total expenses before custodian fee reduction	1.44	%(5)	1.50%	1.62%	1.55%	1.88%	1.65%
Expenses after custodian fee reduction excluding interest and fees	1.31	%(5)	1.36%	1.47%	1.38%	1.50%	1.19%
Net investment income	5.60	%(5)	6.16%	7.75%	7.47%	8.23%	7.11%
Portfolio Turnover	1	%(3)	15%	34%	17%	17%	22%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.88	%(5)	0.89%	0.92%	0.89%	0.93%	0.76%
Interest and fee expense(6)	0.09	%(5)	0.09%	0.09%	0.11%	0.23%	0.26%
Total expenses before custodian fee reduction	0.97	%(5)	0.98%	1.01%	1.00%	1.16%	1.02%
Expenses after custodian fee reduction excluding interest and fees	0.88	%(5)	0.89%	0.92%	0.89%	0.93%	0.74%
Net investment income	3.76	%(5)	4.04%	4.84%	4.81%	5.07%	4.42%
Senior Securities:
Total preferred shares outstanding	1,028		1,028	1,028	1,028	1,028	1,028
Asset coverage per preferred share(7)	$75,431		$75,645	$69,295	$72,208	$73,719	$67,578
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$15.920		$14.230	$14.710	$14.660	$12.130	$15.090

Income (Loss) From Operations
Net investment income(1)	$0.399		$0.821	$0.876	$0.882	$0.901	$0.981
Net realized and unrealized gain (loss)	(0.493)		1.728	(0.490)	0.036	2.486	(2.981)
Distributions to preferred shareholders(1)
From net investment income	(0.009)		(0.019)	(0.026)	(0.031)	(0.099)	(0.289)

Total income (loss) from operations	$(0.103)		$2.530	$0.360	$0.887	$3.288	$(2.289)

Less Distributions to Common Shareholders
From net investment income	$(0.407)		$(0.840)	$(0.840)	$(0.837)	$(0.758)	$(0.671)

Total distributions to common shareholders	$(0.407)		$(0.840)	$(0.840)	$(0.837)	$(0.758)	$(0.671)

Net asset value — End of period (Common shares)	$15.410		$15.920	$14.230	$14.710	$14.660	$12.130

Market value — End of period (Common shares)	$14.980		$16.510	$14.320	$15.160	$15.250	$13.780

Total Investment Return on Net Asset Value(2)	(0.74	)%(3)	18.26%	3.06%	6.43%	28.42%	(15.70)%

Total Investment Return on Market Value(2)	(6.96	)%(3)	21.87%	0.64%	5.44%	17.59%	(2.46)%

45	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$27,248		$28,138	$25,134	$25,920	$25,771	$21,311
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.41	%(5)	1.46%	1.54%	1.45%	1.69%	1.41%
Interest and fee expense(6)	0.08	%(5)	0.09%	0.11%	0.09%	0.23%	0.71%
Total expenses before custodian fee reduction	1.49	%(5)	1.55%	1.65%	1.54%	1.92%	2.12%
Expenses after custodian fee reduction excluding interest and fees	1.41	%(5)	1.46%	1.54%	1.45%	1.68%	1.38%
Net investment income	5.03	%(5)	5.44%	6.60%	6.29%	7.41%	6.83%
Portfolio Turnover	2	%(3)	2%	27%	27%	43%	12%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.95	%(5)	0.97%	0.97%	0.94%	1.03%	0.88%
Interest and fee expense(6)	0.06	%(5)	0.06%	0.07%	0.05%	0.14%	0.45%
Total expenses before custodian fee reduction	1.01	%(5)	1.03%	1.04%	0.99%	1.17%	1.33%
Expenses after custodian fee reduction excluding interest and fees	0.95	%(5)	0.97%	0.97%	0.94%	1.03%	0.87%
Net investment income	3.39	%(5)	3.61%	4.18%	4.06%	4.53%	4.27%
Senior Securities:
Total preferred shares outstanding	543		543	543	543	543	543
Asset coverage per preferred share(7)	$75,182		$76,820	$71,288	$72,737	$72,462	$64,287
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$15.030		$14.040	$14.540	$14.730	$12.570	$15.150

Income (Loss) From Operations
Net investment income(1)	$0.405		$0.862	$0.913	$0.928	$0.925	$0.975
Net realized and unrealized gain (loss)	(0.218)		1.038	(0.496)	(0.208)	2.110	(2.590)
Distributions to preferred shareholders(1)
From net investment income	(0.010)		(0.021)	(0.030)	(0.036)	(0.113)	(0.295)

Total income (loss) from operations	$0.177		$1.879	$0.387	$0.684	$2.922	$(1.910)

Less Distributions to Common Shareholders
From net investment income	$(0.407)		$(0.889)	$(0.887)	$(0.874)	$(0.762)	$(0.670)

Total distributions to common shareholders	$(0.407)		$(0.889)	$(0.887)	$(0.874)	$(0.762)	$(0.670)

Net asset value — End of period (Common shares)	$14.800		$15.030	$14.040	$14.540	$14.730	$12.570

Market value — End of period (Common shares)	$14.600		$16.000	$13.610	$14.430	$13.900	$10.400

Total Investment Return on Net Asset Value(2)	1.17	%(3)	13.69%	3.25%	5.16%	25.29%	(12.66	)%(4)

Total Investment Return on Market Value(2)	(6.25	)%(3)	24.85%	0.85%	10.60%	42.90%	(21.97	)%(4)

47	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$22,408		$22,759	$21,233	$21,985	$22,276	$19,007
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees	1.52	%(6)	1.54%	1.58%	1.49%	1.70%	1.49%
Interest and fee expense(7)	—		—	—	—	—	0.54%
Total expenses before custodian fee reduction	1.52	%(6)	1.54%	1.58%	1.49%	1.70%	2.03%
Expenses after custodian fee reduction excluding interest and fees	1.52	%(6)	1.54%	1.58%	1.49%	1.69%	1.48%
Net investment income	5.38	%(6)	5.90%	6.76%	6.55%	7.30%	6.72%
Portfolio Turnover	12	%(3)	19%	5%	2%	9%	11%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(5)
Expenses excluding interest and fees	0.96	%(6)	0.96%	0.96%	0.92%	1.00%	0.93%
Interest and fee expense(7)	—		—	—	—	—	0.33%
Total expenses before custodian fee reduction	0.96	%(6)	0.96%	0.96%	0.92%	1.00%	1.26%
Expenses after custodian fee reduction excluding interest and fees	0.96	%(6)	0.96%	0.96%	0.92%	1.00%	0.92%
Net investment income	3.40	%(6)	3.68%	4.09%	4.04%	4.30%	4.16%
Senior Securities:
Total preferred shares outstanding	533		533	533	533	533	540
Asset coverage per preferred share(8)	$67,043		$67,701	$64,837	$66,248	$66,794	$60,199
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

During the year ended September 30, 2008, the investment adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$14.640		$13.180	$14.410	$14.620	$11.980	$15.690

Income (Loss) From Operations
Net investment income(1)	$0.387		$0.820	$0.895	$0.943	$0.926	$0.982
Net realized and unrealized gain (loss)	(0.192)		1.471	(1.179)	(0.207)	2.740	(3.393)
Distributions to preferred shareholders(1)
From net investment income	(0.008)		(0.019)	(0.026)	(0.031)	(0.088)	(0.196)
From net realized gain	—		—	—	—	(0.016)	(0.114)

Total income (loss) from operations	$0.187		$2.272	$(0.310)	$0.705	$3.562	$(2.721)

Less Distributions to Common Shareholders
From net investment income	$(0.377)		$(0.812)	$(0.920)	$(0.915)	$(0.819)	$(0.706)
From net realized gain	—		—	—	—	(0.103)	(0.283)

Total distributions to common shareholders	$(0.377)		$(0.812)	$(0.920)	$(0.915)	$(0.922)	$(0.989)

Net asset value — End of period (Common shares)	$14.450		$14.640	$13.180	$14.410	$14.620	$11.980

Market value — End of period (Common shares)	$14.320		$15.090	$13.370	$15.350	$14.730	$11.880

Total Investment Return on Net Asset Value(2)	1.23	%(3)	17.69%	(1.80)%	5.10%	31.84%	(18.15)%

Total Investment Return on Market Value(2)	(2.70	)%(3)	19.58%	(6.49)%	11.12%	33.95%	(13.88)%

49	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$37,689		$38,140	$34,186	$37,222	$37,628	$30,776
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.34	%(5)	1.39%	1.42%	1.36%	1.53%	1.33%
Interest and fee expense(6)	0.08	%(5)	0.12%	0.15%	0.17%	0.46%	1.16%
Total expenses before custodian fee reduction	1.42	%(5)	1.51%	1.57%	1.53%	1.99%	2.49%
Expenses after custodian fee reduction excluding interest and fees	1.34	%(5)	1.39%	1.41%	1.36%	1.52%	1.28%
Net investment income	5.25	%(5)	5.87%	6.96%	6.79%	7.81%	6.72%
Portfolio Turnover	6	%(3)	16%	4%	8%	39%	48%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.89	%(5)	0.90%	0.90%	0.88%	0.93%	0.84%
Interest and fee expense(6)	0.05	%(5)	0.08%	0.09%	0.11%	0.28%	0.73%
Total expenses before custodian fee reduction	0.94	%(5)	0.98%	0.99%	0.99%	1.21%	1.57%
Expenses after custodian fee reduction excluding interest and fees	0.89	%(5)	0.90%	0.89%	0.88%	0.92%	0.81%
Net investment income	3.48	%(5)	3.81%	4.38%	4.39%	4.75%	4.24%
Senior Securities:
Total preferred shares outstanding	784		784	784	784	784	812
Asset coverage per preferred share(7)	$73,073		$73,649	$68,605	$72,478	$72,996	$62,907
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$13.900		$12.760	$13.400	$13.620	$11.530	$15.240

Income (Loss) From Operations
Net investment income(1)	$0.358		$0.775	$0.868	$0.847	$0.857	$0.938
Net realized and unrealized gain (loss)	(0.278)		1.162	(0.621)	(0.167)	2.087	(3.483)
Distributions to preferred shareholders(1)
From net investment income	(0.006)		(0.013)	(0.018)	(0.021)	(0.066)	(0.237)
From net realized gain	—		—	—	—	—	(0.049)

Total income (loss) from operations	$0.074		$1.924	$0.229	$0.659	$2.878	$(2.831)

Less Distributions to Common Shareholders
From net investment income	$(0.344)		$(0.784)	$(0.869)	$(0.879)	$(0.788)	$(0.699)
From net realized gain	—		—	—	—	—	(0.180)

Total distributions to common shareholders	$(0.344)		$(0.784)	$(0.869)	$(0.879)	$(0.788)	$(0.879)

Net asset value — End of period (Common shares)	$13.630		$13.900	$12.760	$13.400	$13.620	$11.530

Market value — End of period (Common shares)	$13.660		$13.970	$12.890	$14.000	$13.610	$10.580

Total Investment Return on Net Asset Value(2)	0.51	%(3)	15.47%	2.16%	5.20%	26.71%	(19.25)%

Total Investment Return on Market Value(2)	0.21	%(3)	14.89%	(1.21)%	9.99%	37.98%	(21.80)%

51	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$34,982		$35,669	$32,717	$34,328	$34,847	$29,459
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.38	%(5)	1.42%	1.47%	1.41%	1.51%	1.33%
Interest and fee expense(6)	0.18	%(5)	0.22%	0.28%	0.28%	0.63%	0.46%
Total expenses before custodian fee reduction	1.56	%(5)	1.64%	1.75%	1.69%	2.14%	1.79%
Expenses after custodian fee reduction excluding interest and fees	1.38	%(5)	1.42%	1.46%	1.41%	1.50%	1.28%
Net investment income	5.15	%(5)	5.80%	7.07%	6.49%	7.67%	6.67%
Portfolio Turnover	3	%(3)	18%	17%	13%	30%	44%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.01	%(5)	1.02%	1.03%	1.01%	1.03%	0.83%
Interest and fee expense(6)	0.13	%(5)	0.16%	0.20%	0.20%	0.43%	0.29%
Total expenses before custodian fee reduction	1.14	%(5)	1.18%	1.23%	1.21%	1.46%	1.12%
Expenses after custodian fee reduction excluding interest and fees	1.01	%(5)	1.02%	1.02%	1.01%	1.02%	0.80%
Net investment income	3.76	%(5)	4.18%	4.98%	4.65%	5.24%	4.17%
Senior Securities:
Total preferred shares outstanding	530		530	530	530	530	530
Asset coverage per preferred share(7)	$91,005		$92,301	$86,730	$89,770	$90,749	$80,583
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

52	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$13.800		$12.220	$12.960	$12.980	$11.330	$14.970

Income (Loss) From Operations
Net investment income(1)	$0.366		$0.762	$0.814	$0.828	$0.846	$0.948
Net realized and unrealized gain (loss)	(0.120)		1.606	(0.759)	(0.058)	1.592	(3.665)
Distributions to preferred shareholders(1)
From net investment income	(0.008)		(0.016)	(0.023)	(0.028)	(0.101)	(0.298)

Total income (loss) from operations	$0.238		$2.352	$0.032	$0.742	$2.337	$(3.015)

Less Distributions to Common Shareholders
From net investment income	$(0.368)		$(0.772)	$(0.772)	$(0.762)	$(0.687)	$(0.625)

Total distributions to common shareholders	$(0.368)		$(0.772)	$(0.772)	$(0.762)	$(0.687)	$(0.625)

Net asset value — End of period (Common shares)	$13.670		$13.800	$12.220	$12.960	$12.980	$11.330

Market value — End of period (Common shares)	$14.040		$15.200	$12.780	$14.100	$13.250	$11.250

Total Investment Return on Net Asset Value(2)	1.68	%(3)	19.50%	0.65%	6.04%	22.05%	(20.51)%

Total Investment Return on Market Value(2)	(5.19	)%(3)	25.85%	(3.25)%	13.01%	25.48%	(13.81)%

53	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$34,664		$34,985	$30,922	$32,726	$32,710	$28,495
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.30	%(5)	1.35%	1.42%	1.36%	1.57%	1.35%
Interest and fee expense(6)	0.01	%(5)	0.01%	0.02%	0.02%	0.10%	0.29%
Total expenses before custodian fee reduction	1.31	%(5)	1.36%	1.44%	1.38%	1.67%	1.64%
Expenses after custodian fee reduction excluding interest and fees	1.30	%(5)	1.35%	1.42%	1.36%	1.57%	1.33%
Net investment income	5.25	%(5)	5.83%	6.98%	6.61%	7.87%	6.82%
Portfolio Turnover	6	%(3)	12%	10%	11%	18%	22%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.89	%(5)	0.89%	0.90%	0.88%	0.95%	0.83%
Interest and fee expense(6)	0.00	%(5)(7)	0.01%	0.01%	0.01%	0.06%	0.18%
Total expenses before custodian fee reduction	0.89	%(5)	0.90%	0.91%	0.89%	1.01%	1.01%
Expenses after custodian fee reduction excluding interest and fees	0.89	%(5)	0.89%	0.90%	0.88%	0.95%	0.82%
Net investment income	3.55	%(5)	3.85%	4.43%	4.30%	4.77%	4.19%
Senior Securities:
Total preferred shares outstanding	680		680	680	680	680	875
Asset coverage per preferred share(8)	$75,977		$76,450	$70,474	$73,128	$73,104	$57,579
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

54	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$14.460		$13.180	$13.640	$13.900	$12.030	$15.270

Income (Loss) From Operations
Net investment income(1)	$0.402		$0.829	$0.893	$0.878	$0.889	$0.995
Net realized and unrealized gain (loss)	(0.254)		1.342	(0.460)	(0.270)	2.123	(3.047)
Distributions to preferred shareholders(1)
From net investment income	(0.008)		(0.018)	(0.025)	(0.030)	(0.071)	(0.236)
From net realized gain	—		—	—	—	(0.045)	(0.076)

Total income (loss) from operations	$0.140		$2.153	$0.408	$0.578	$2.896	$(2.364)

Less Distributions to Common Shareholders
From net investment income	$(0.420)		$(0.873)	$(0.868)	$(0.838)	$(0.753)	$(0.693)
From net realized gain	—		—	—	—	(0.273)	(0.183)

Total distributions to common shareholders	$(0.420)		$(0.873)	$(0.868)	$(0.838)	$(1.026)	$(0.876)

Net asset value — End of period (Common shares)	$14.180		$14.460	$13.180	$13.640	$13.900	$12.030

Market value — End of period (Common shares)	$14.130		$15.780	$13.030	$14.230	$14.600	$13.400

Total Investment Return on Net Asset Value(2)	0.89	%(3)	16.76%	3.63%	4.53%	27.36%	(16.07)%

Total Investment Return on Market Value(2)	(7.88	)%(3)	28.88%	(1.79)%	3.82%	20.09%	0.88%

55	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$41,983		$42,791	$38,972	$40,256	$40,956	$35,413
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.30	%(5)	1.33%	1.41%	1.36%	1.52%	1.30%
Interest and fee expense(6)	0.04	%(5)	0.04%	0.08%	0.07%	0.17%	1.03%
Total expenses before custodian fee reduction	1.34	%(5)	1.37%	1.49%	1.43%	1.69%	2.33%
Expenses after custodian fee reduction excluding interest and fees	1.30	%(5)	1.33%	1.40%	1.36%	1.51%	1.28%
Net investment income	5.55	%(5)	5.98%	7.19%	6.67%	7.80%	6.86%
Portfolio Turnover	7	%(3)	11%	12%	19%	8%	28%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.86	%(5)	0.87%	0.88%	0.87%	0.91%	0.81%
Interest and fee expense(6)	0.03	%(5)	0.03%	0.05%	0.05%	0.10%	0.64%
Total expenses before custodian fee reduction	0.89	%(5)	0.90%	0.93%	0.92%	1.01%	1.45%
Expenses after custodian fee reduction excluding interest and fees	0.86	%(5)	0.87%	0.88%	0.87%	0.90%	0.80%
Net investment income	3.68	%(5)	3.91%	4.51%	4.28%	4.68%	4.26%
Senior Securities:
Total preferred shares outstanding	869		869	869	869	869	1,040
Asset coverage per preferred share(7)	$73,313		$74,242	$69,847	$71,327	$72,133	$59,091
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

56	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2012, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

September 30, 2013	$—	$—	$179,329	$384,407
September 30, 2016	658,427	52,500	—	1,883
September 30, 2017	2,011,041	1,365,711	94,578	—
September 30, 2018	11,539,291	3,330,399	1,054,999	579,696
September 30, 2019	1,277,303	1,539,887	225,669	515,704

Total capital loss carryforward	$15,486,062	$6,288,497	$1,554,575	$1,481,690

Deferred capital losses	$7,301,218	$4,990,165	$1,439,462	$573,761

57

Eaton Vance

Municipal Bond Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Expiration Date	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

September 30, 2013	$—	$—	$321,978	$—
September 30, 2016	—	41,818	83,319	—
September 30, 2017	244,927	1,233,356	1,620,085	—
September 30, 2018	2,060,337	1,545,637	3,381,936	1,949,047
September 30, 2019	1,369,694	1,548,104	669,118	925,899

Total capital loss carryforward	$3,674,958	$4,368,915	$6,076,436	$2,874,946

Deferred capital losses	$2,266,743	$1,493,090	$1,081,868	$2,071,926

As of March 31, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2013. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust.

58

Eaton Vance

Municipal Bond Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2013, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Floating Rate Notes Outstanding	$41,925,000	$9,885,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.12 - 0.32	0.12 - 0.17	0.12 - 0.13
Collateral for Floating Rate Notes Outstanding	$53,163,505	$12,163,579	$4,554,328

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$245,000	$8,010,000	$250,000	$2,040,000
Interest Rate or Range of Interest Rates (%)	0.27	0.12 - 0.14	0.12 - 0.38	0.13 - 0.38
Collateral for Floating Rate Notes Outstanding	$265,570	$10,503,904	$493,070	$3,178,064

For the six months ended March 31, 2013, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Floating Rate Notes Outstanding	$42,581,923	$9,885,000	$3,330,000
Average Interest Rate	0.73%	0.71%	0.69%

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$3,064,396	$8,617,088	$250,000	$2,040,000
Average Interest Rate	0.97%	0.76%	0.99%	0.82%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2013.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

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J  Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to March 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Fund. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds’ By-laws and the 1940 Act. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at March 31, 2013, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Dividend Rates at March 31, 2013	0.20%	0.20%	0.20%	0.20%	0.20%
Dividends Accrued to APS Shareholders	$25,102	$25,485	$28,478	$15,062	$14,650
Average APS Dividend Rates	0.23%	0.23%	0.22%	0.22%	0.22%
Dividend Rate Ranges (%)	0.13 - 0.32	0.14 - 0.32	0.13 - 0.32	0.13 - 0.32	0.13 - 0.32

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Notes to Financial Statements (Unaudited) — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Dividend Rates at March 31, 2013	0.20%	0.20%	0.20%	0.20%
Dividends Accrued to APS Shareholders	$21,460	$14,767	$19,382	$24,433
Average APS Dividend Rates	0.22%	0.22%	0.23%	0.23%
Dividend Rate Ranges (%)	0.13 - 0.32	0.13 - 0.32	0.14 - 0.32	0.13 - 0.32

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of March 31, 2013.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding APS issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2013, the investment adviser fees were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investment Adviser Fee	$609,872	$236,956	$119,680	$99,217

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investment Adviser Fee	$167,361	$159,608	$144,585	$183,270

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2013 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Purchases	$5,437,656	$1,220,479	$1,130,240	$4,217,467
Sales	$5,405,485	$2,081,444	$929,984	$5,123,478

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Notes to Financial Statements (Unaudited) — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Purchases	$3,540,515	$1,894,509	$3,557,245	$4,331,586
Sales	$7,811,039	$3,450,043	$3,030,820	$4,580,188

6  Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the six months ended March 31, 2013 and the year ended September 30, 2012 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Six Months Ended March 31, 2013 (Unaudited)	4,837	1,517	692	144
Year Ended September 30, 2012	17,109	2,340	2,043	1,181

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Six Months Ended March 31, 2013 (Unaudited)	3,216	556	1,147	1,153
Year Ended September 30, 2012	11,044	2,145	4,058	2,539

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Aggregate cost	$162,260,515	$67,825,626	$35,109,549	$31,523,304

Gross unrealized appreciation	$21,308,801	$8,458,364	$5,247,477	$2,749,443
Gross unrealized depreciation	(8,441,671)	(257,183)	(37,267)	(97,941)

Net unrealized appreciation	$12,867,130	$8,201,181	$5,210,210	$2,651,502

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Aggregate cost	$50,396,743	$42,509,002	$45,025,625	$57,698,420

Gross unrealized appreciation	$6,399,066	$4,641,711	$5,985,307	$5,402,065
Gross unrealized depreciation	(162,544)	(272,573)	(117,439)	(266,119)

Net unrealized appreciation	$6,236,522	$4,369,138	$5,867,868	$5,135,946

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At

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Notes to Financial Statements (Unaudited) — continued

March 31, 2013, Municipal Fund II had payments due to SSBT pursuant to the foregoing arrangement of $572,277. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2013. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2013. The Funds’ average overdraft advances during the six months ended March 31, 2013 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2013 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Municipal II	6/13	72 U.S. 30-Year Treasury Bond	Short	$(10,350,606)	$(10,401,750)	$(51,144)
California II	6/13	25 U.S. 10-Year Treasury Note	Short	$(3,268,509)	$(3,299,610)	$(31,101)
	6/13	28 U.S. 30-Year Treasury Bond	Short	(3,990,173)	(4,045,125)	(54,952)
Massachusetts	6/13	14 U.S. 30-Year Treasury Bond	Short	$(2,012,617)	$(2,022,562)	$(9,945)
Michigan	6/13	6 U.S. 30-Year Treasury Bond	Short	$(862,551)	$(866,813)	$(4,262)
New Jersey	6/13	75 U.S. 30-Year Treasury Bond	Short	$(10,687,963)	$(10,835,157)	$(147,194)
New York II	6/13	22 U.S. 30-Year Treasury Bond	Short	$(3,162,685)	$(3,178,312)	$(15,627)
Ohio	6/13	20 U.S. 30-Year Treasury Bond	Short	$(2,875,168)	$(2,889,375)	$(14,207)
Pennsylvania	6/13	60 U.S. 30-Year Treasury Bond	Short	$(8,550,370)	$(8,668,125)	$(117,755)

At March 31, 2013, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

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Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2013 were as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Liability Derivative:
Futures Contracts	$(51,144	)(1)	$(86,053	)(1)	$(9,945	)(1)	$(4,262	)(1)

Total	$(51,144)		$(86,053)		$(9,945)		$(4,262)

	New Jersey Fund		New York Fund II		Ohio Fund		Pennsylvania Fund

Liability Derivative:
Futures Contracts	$(147,194	)(1)	$(15,627	)(1)	$(14,207	)(1)	$(117,755	)(1)

Total	$(147,194)		$(15,627)		$(14,207)		$(117,755)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2013 was as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$124,207	(1)	$131,634	(1)	$44,304	(1)	$(2,258	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(43,858	)(2)	$(77,292	)(2)	$(15,060	)(2)	$337	(2)

	New Jersey Fund		New York Fund II		Ohio Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$331,092	(1)	$69,620	(1)	$52,947	(1)	$264,873	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(174,596	)(2)	$(23,665	)(2)	$(20,053	)(2)	$(139,676	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2013, which are indicative of the volume of this derivative type, were approximately as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Notional Amount:
Futures Contracts	$6,786,000	$5,300,000	$1,400,000	$514,000

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Notes to Financial Statements (Unaudited) — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Notional Amount:
Futures Contracts	$7,500,000	$2,200,000	$1,943,000	$6,000,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$216,974,674	$—	$216,974,674
Corporate Bonds & Notes	—	—	77,971	77,971

Total Investments	$—	$216,974,674	$77,971	$217,052,645

Liability Description

Futures Contracts	$(51,144)	$—	$—	$(51,144)

Total	$(51,144)	$—	$—	$(51,144)

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$85,911,807	$—	$85,911,807

Total Investments	$—	$85,911,807	$—	$85,911,807

Liability Description

Futures Contracts	$(86,053)	$—	$—	$(86,053)

Total	$(86,053)	$—	$—	$(86,053)

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March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$43,649,759	$—	$43,649,759

Total Investments	$—	$43,649,759	$—	$43,649,759

Liability Description

Futures Contracts	$(9,945)	$—	$—	$(9,945)

Total	$(9,945)	$—	$—	$(9,945)

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$34,174,806	$—	$34,174,806

Total Investments	$—	$34,174,806	$—	$34,174,806

Liability Description

Futures Contracts	$(4,262)	$—	$—	$(4,262)

Total	$(4,262)	$—	$—	$(4,262)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$56,375,770	$—	$56,375,770
Taxable Municipal Securities	—	502,495	—	502,495

Total Investments	$—	$56,878,265	$—	$56,878,265

Liability Description

Futures Contracts	$(147,194)	$—	$—	$(147,194)

Total	$(147,194)	$—	$—	$(147,194)

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$54,888,140	$—	$54,888,140

Total Investments	$—	$54,888,140	$—	$54,888,140

Liability Description

Futures Contracts	$(15,627)	$—	$—	$(15,627)

Total	$(15,627)	$—	$—	$(15,627)

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Notes to Financial Statements (Unaudited) — continued

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$51,943,493	$—	$51,943,493

Total Investments	$—	$51,943,493	$—	$51,943,493

Liability Description

Futures Contracts	$(14,207)	$—	$—	$(14,207)

Total	$(14,207)	$—	$—	$(14,207)

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,874,366	$—	$64,874,366

Total Investments	$—	$64,874,366	$—	$64,874,366

Liability Description

Futures Contracts	$(117,755)	$—	$—	$(117,755)

Total	$(117,755)	$—	$—	$(117,755)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

The California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs.

Level 3 investments held by Municipal Fund II at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2013 is not presented.

At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Cynthia J. Clemson

President of EIA, MIW, NYH,

EIO and EIP

Thomas M. Metzold

President of MAB, EIV and EMJ

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of March 31, 2013, Fund records indicate that there are 17, 5, 3, 5, 6, 13, 6 and 28 registered shareholders for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively, and approximately 4,209, 1,247, 845, 847, 1,149, 1,044, 1,349 and 1,593 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund II	EIV
California Municipal Bond Fund II	EIA
Massachusetts Municipal Bond Fund	MAB
Michigan Municipal Bond Fund	MIW

New Jersey Municipal Bond Fund	EMJ
New York Municipal Bond Fund II	NYH
Ohio Municipal Bond Fund	EIO
Pennsylvania Municipal Bond Fund	EIP

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount. If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

1557-5/13	CE-8IMBIISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	May 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 9, 2013

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	May 9, 2013